UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09259

Morgan Stanley Total Market Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2007

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Total Market Index Fund
Portfolio of Investments April 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.5%)
	Advertising/Marketing Services (0.3%)
365	Arbitron Inc.*	$17,987
841	Aquantive Inc.	25,743
547	Catalina Marketing Corp.	17,340
4,343	Gemstar-TV Guide International, Inc.*	19,283
622	Getty Images, Inc.*	32,344
1,066	Harris Interactive Inc.*	6,417
910	Harte-Hanks Inc.	23,751
1,015	infoUSA, Inc.	9,531
4,662	Interpublic Group of Companies, Inc. (The)*	59,114
955	Lamar Advertising Co. (Class A)*	57,625
636	Nautilus Group, Inc.	8,783
171	Netratings, Inc.*	3,558
1,745	Omnicom Group, Inc.	182,719
631	R.H. Donnelley Corp.*	49,275
743	Valassis Communications, Inc.*	14,236
1,448	ValueClick, Inc.*	41,413
		569,119
	Aerospace & Defense (1.5%)
620	AAR Corp.*	18,935
1,287	Aeroflex Inc.*	18,069
441	Alliant Techsystems, Inc.*	41,070
402	Armor Holdings, Inc.*	28,743
7,375	Boeing Co.	685,875
481	Cubic Corp.	9,683
710	Curtiss-Wright Corp.	30,594
483	DRS Technologies, Inc.	24,300
385	EDO Corp.	10,588
308	ESCO Technologies Inc.*	14,032
409	Esterline Corp.*	17,068
981	FLIR Systems, Inc.*	39,721
854	GenCorp Inc.*	11,375
3,439	General Dynamics Corp.	269,962
1,286	Goodrich Corp.	73,096
1,253	L-3 Communications Holdings, Inc.	112,682
3,552	Lockheed Martin Corp.	341,489
573	Moog Inc. (Class A)*	24,364
3,269	Northrop Grumman Corp.	240,729
924	Orbital Sciences Corp.*	19,284
1,411	Precision Castparts Corp.	146,899
4,571	Raytheon Co.	244,731
1,741	Rockwell Collins, Inc.	114,331
97	Sequa Corp. (Class A)*	11,368
490	Teledyne Technologies Inc.*	21,614
309	Triumph Group, Inc.*	18,790
		2,589,392
	Agricultural Commodities/Milling (0.2%)
6,125	Archer-Daniels-Midland Co.	237,038
1,251	Bunge Ltd.	94,776
1,037	Corn Products International, Inc.	41,293
438	Delta & Pine Land Co.	18,063
		391,170
	Air Freight/Couriers (0.6%)
1,836	C.H. Robinson Worldwide, Inc.	98,153
628	Con-way Inc.	34,308
405	EGL, Inc.*	16,070
2,180	Expeditors International of Washington, Inc.	91,124
2,917	FedEx Corp.	307,568
383	Forward Air Corp.	11,685
613	Pacer International, Inc.	15,662

6,333	United Parcel Service, Inc. (Class B)	446,033
600	UTI Worldwide Inc.	14,082
		1,034,685
	Airlines (0.2%)
1,497	AirTran Holdings, Inc.*	16,482
520	Alaska Air Group, Inc.*	15,392
1,809	AMR Corp.*	47,197
1,045	Continental Airlines, Inc. (Class B)*	38,205
625	ExpressJet Holdings, Inc.*	3,731
678	Frontier Airlines Holdings	4,014
2,182	JetBlue Airways Corp.*	21,624
615	Mesa Air Group, Inc.*	4,157
837	SkyWest, Inc.	22,775
7,928	Southwest Airlines Co.	113,767
1,000	UAL Corp.	33,400
477	US Airways Group Inc.*	17,620
		338,364
	Alternative Power Generation (0.0%)
1,451	Covanta Holding Corp.	35,608
1,190	Plug Power, Inc.*	3,760
		39,368
	Aluminum (0.2%)
8,922	Alcoa, Inc.	316,642

	Apparel/Footwear (0.5%)
783	Brown Shoe Co., Inc.	21,125
3,912	Coach, Inc.*	191,023
269	Columbia Sportswear Co.*	16,839
766	Finish Line, Inc. (Class A)	10,104
510	Guess ? Inc.*	20,094
1,073	Hanesbrands, Inc.	28,531
1,353	Jones Apparel Group, Inc.	45,177
290	Kellwood Co.	8,172
158	Kenneth Cole Productions, Inc. (Class A)	3,999
337	K-Swiss, Inc. (Class A)	9,733
1,103	Liz Claiborne, Inc.	49,326
3,600	Nike, Inc. (Class B)	193,896
314	Oxford Industries, Inc.	14,576
592	Phillips-Van Heusen Corp.	33,093
671	Polo Ralph Lauren Corp.	61,806
1,593	Quiksilver, Inc.	21,187
770	Stride Rite Corp.	10,857
776	Timberland Co. (Class A)*	20,029
891	V.F. Corp.	78,239
943	Wolverine World Wide, Inc.	26,951
		864,757
	Apparel/Footwear Retail (0.6%)
949	Abercrombie & Fitch Co. (Class A)	77,495
799	Aeropostale*	32,879
2,090	American Eagle Outfitters, Inc.*	61,592
805	AnnTaylor Stores Corp.*	30,976
295	bebe stores, inc.	5,163
213	Buckle (The), Inc.	7,587
594	Cato Corp. (The) (Class A)	12,836
1,617	Charming Shoppes, Inc.*	20,213
2,105	Chico’s FAS, Inc.*	55,488
320	Children’s Place Retail Stores, Inc. (The)*	16,918
443	Christopher & Banks Corp.	7,668
595	Dress Barn, Inc.*	11,846
1,892	Foot Locker, Inc.	45,011
6,216	Gap, Inc. (The)	111,577
575	Gymboree Corp. (The)*	21,954
946	Hot Topic, Inc.*	10,680
3,444	Limited Brands, Inc.	94,951
593	Men’s Wearhouse, Inc. (The)*	25,659
2,374	Nordstrom, Inc.	130,380
1,100	Pacific Sunwear of California, Inc.*	23,023
975	Payless ShoeSource, Inc.*	31,103

1,623	Ross Stores, Inc.	53,802
484	Stage Stores, Inc.	10,672
437	Stein Mart, Inc.	7,123
421	Talbot’s, Inc. (The)	9,894
4,684	TJX Companies, Inc. (The)	130,637
558	Tween Brands Inc.*	21,851
1,486	Urban Outfitters, Inc.*	38,279
		1,107,257
	Auto Parts: O.E.M. (0.3%)
726	American Axle & Manufacturing Holdings, Inc.	20,292
810	ArvinMeritor, Inc.	16,727
670	BorgWarner, Inc.	52,200
1,541	Eaton Corp.	137,473
2,185	Gentex Corp.	38,893
2,028	Johnson Controls, Inc.	207,525
984	Lear Corp.	36,132
531	Modine Manufacturing Co.	12,282
125	Proliance International Inc.*	460
226	Sauer-Danfoss, Inc.	6,739
356	Superior Industries International, Inc.	8,135
2,029	Visteon Corp.*	18,504
		555,362
	Automotive Aftermarket (0.1%)
213	Bandag, Inc.	10,744
464	Barnes Group, Inc.	11,275
729	CLARCOR Inc.	22,993
2,316	Goodyear Tire & Rubber Co. (The)*	77,030
		122,042
	Beverages: Alcoholic (0.3%)
7,499	Anheuser-Busch Companies, Inc.	368,875
702	Brown-Forman Corp. (Class B)	44,879
2,085	Constellation Brands Inc. (Class A)*	46,725
728	Molson Coors Brewing Co. (Class B)	68,636
		529,115
	Beverages: Non-Alcoholic (1.4%)
22,382	Coca-Cola Co. (The)	1,168,117
2,654	Coca-Cola Enterprises Inc.	58,229
500	Hansen Natural Corp.	19,100
1,479	Pepsi Bottling Group, Inc. (The)	48,526
987	PepsiAmericas, Inc.	23,826
16,994	PepsiCo, Inc.	1,123,133
		2,440,931
	Biotechnology (1.8%)
618	Adolor Corp.*	2,212
940	Affymetrix, Inc.*	24,694
426	Alexion Pharmaceuticals, Inc.*	17,832
1,286	Alkermes, Inc.*	21,129
12,063	Amgen Inc.*	773,721
1,173	Amylin Pharmaceuticals, Inc.*	48,480
771	Antigenics Inc.*	2,444
887	ARIAD Pharmaceuticals, Inc.*	4,089
3,501	Biogen Idec Inc.*	165,282
1,390	BioMarin Pharmaceutical, Inc.*	22,462
1,579	Bruker BioSciences Corp.*	18,174
3,522	Celgene Corp.*	215,406
767	Cell Genesys, Inc.*	3,352
683	Cephalon, Inc.*	54,374
940	Charles River Laboratories International, Inc.*	44,518
563	Ciphergen Biosystem, Inc.*	811
778	Cubist Pharmaceuticals, Inc.*	16,688
689	CV Therapeutics, Inc.*	5,808
859	Dendreon Corp.*	12,911
823	Discovery Laboratories, Inc.*	2,444
834	Diversa Corp.*	6,063
857	Enzo Biochem, Inc.*	14,406
1,101	Enzon Pharmaceuticals, Inc.*	9,336
1,389	Exelixis, Inc.*	14,918
4,743	Genentech, Inc.*	379,393

624	Gen-Probe Inc.*	31,893
1,542	Genta Inc.*	524
2,641	Genzyme Corp.*	172,484
647	Geron Corp.*	4,600
4,734	Gilead Sciences, Inc.*	386,862
2,067	Human Genome Sciences, Inc.*	22,262
970	ImClone Systems, Inc.*	40,633
974	Immunomedics, Inc.*	5,123
1,404	Incyte Corp.*	10,825
713	InterMune Inc.*	20,613
610	Invitrogen Corp.*	39,937
1,222	Lexicon Genetics Inc.*	4,289
532	Martek Biosciences Corp.*	11,486
677	Maxygen Inc.*	7,264
1,513	Medarex, Inc.*	20,713
736	Medicines Company (The)*	16,766
2,669	MedImmune, Inc.*	151,279
1,174	MGI Pharma, Inc.*	25,851
3,695	Millennium Pharmaceuticals, Inc.*	40,941
634	Millipore Corp.*	46,808
527	Myriad Genetics, Inc.*	19,262
899	Nabi Biopharmaceuticals*	4,675
533	Neurocrine Biosciences, Inc.*	6,785
862	NPS Pharmaceuticals, Inc.*	3,431
569	Onyx Pharmaceuticals, Inc.*	15,226
805	OSI Pharmaceuticals Inc.*	27,933
1,453	PDL BioPharrma Inc.	36,703
1,018	Regeneron Pharmaceuticals, Inc.*	27,690
864	SciClone Pharmaceuticals, Inc.*	2,467
690	SuperGen, Inc.*	4,368
396	Tanox, Inc.*	7,389
486	Techne Corp.*	28,659
700	Telik, Inc.*	4,179
456	Trimeris, Inc.*	3,498
1,121	Vertex Pharmaceuticals Inc.*	34,460
1,495	XOMA Ltd.*	5,083
660	ZymoGenetics, Inc.*	9,874
		3,183,782
	Broadcasting (0.2%)
430	Citadel Broadcasting Corp.	3,947
4,780	Clear Channel Communications, Inc.	169,355
450	Cox Radio, Inc. (Class A)*	6,354
1,046	Cumulus Media, Inc. (Class A)*	9,822
521	Emmis Communications Corp. (Class A)*	5,205
644	Entercom Communications Corp.*	17,865
904	Entravision Communications Corp. (Class A)*	8,868
168	Fisher Communications, Inc.*	8,151
855	Gray Television, Inc.	9,123
502	Hearst-Argyle Television, Inc.	13,368
567	Lin TV Corp. (Class A)*	9,049
1,445	Radio One, Inc. (Class A)*	10,231
350	Salem Communications Corp.*	4,032
1,191	Sinclair Broadcast Group, Inc. (Class A)*	19,449
13,474	Sirius Satellite Radio Inc.*	39,883
721	Spanish Broadcasting System, Inc. (Class A)*	2,459
1,349	Westwood One, Inc.	9,187
2,804	XM Satellite Radio Holdings Inc. (Class A)*	32,807
		379,155
	Building Products (0.2%)
1,735	American Standard Companies, Inc.	95,529
577	Griffon Corp.*	13,842
781	Lennox International Inc.	26,406
4,064	Masco Corp.	110,581
448	Simpson Manufacturing Co., Inc.	14,412
345	Watsco, Inc.	18,344
		279,114
	Cable/Satellite TV (0.8%)
1,998	Cablevision Systems New York Group (Class A)*	65,494

5,774	Charter Communications, Inc. (Class A)*	17,437
30,936	Comcast Corp. (Class A)*	824,754
8,625	DIRECTV Group, Inc. (The)*	205,620
2,289	EchoStar Communications Corp. (Class A)*	106,507
4,701	Liberty Global Inc. (Class A)*	168,719
1,011	Mediacom Communications Corp.*	8,725
		1,397,256
	Casino/Gaming (0.4%)
434	Ameristar Casinos, Inc.	13,176
575	Bally Technologies Inc.*	13,455
676	Boyd Gaming Corp.	30,758
258	Churchill Downs Inc.	12,046
1,929	Harrah’s Entertainment, Inc.	164,544
3,443	International Game Technology	131,316
272	Isle of Capri Casinos, Inc.*	6,648
1,071	Las Vegas Sands Corp.*	91,238
1,314	MGM Mirage*	88,367
512	Multimedia Games, Inc.*	5,734
891	Penn National Gaming, Inc.*	43,071
455	Shuffle Master, Inc.*	7,749
526	Station Casinos, Inc.	45,762
788	Wynn Resorts, Ltd.	80,541
		734,405
	Catalog/Specialty Distribution (0.1%)
902	Insight Enterprises, Inc.*	17,878
7,165	Liberty Media Corp - Interactive (Series A)*	179,340
701	Valuevision Media Inc. (Class A)*	7,928
		205,146
	Chemicals: Agricultural (0.2%)
5,536	Monsanto Co.	326,569
657	Scotts Miracle - Gro Company (The) (Class A)	29,545
1,710	The Mosaic Company*	50,445
		406,559
	Chemicals: Major Diversified (0.6%)
797	Cabot Corp.	36,104
9,874	Dow Chemical Co. (The)	440,479
9,412	E.I. du Pont de Nemours & Co.	462,788
862	Eastman Chemical Co.	58,357
1,555	Hercules Inc.*	29,296
1,567	Rohm & Haas Co.	80,183
		1,107,207
	Chemicals: Specialty (0.5%)
2,125	Air Products & Chemicals, Inc.	162,562
925	Airgas, Inc.	41,209
980	Albemarle Corp.	41,601
439	Arch Chemicals, Inc.	13,267
753	Ashland Inc.	45,142
324	Cambrex Corp.	7,860
3,317	Chemtura Corp.	36,586
538	Cytec Industries, Inc.	29,536
505	FMC Corp.	38,850
689	Georgia Gulf Corp.	11,003
114	Kronos Worldwide, Inc.	3,606
809	Lubrizol Corp. (The)	48,491
2,471	Lyondell Chemical Co.	76,898
133	NL Industries, Inc.	1,576
554	OM Group, Inc.*	29,102
1,684	Polyone Corp.*	11,047
3,328	Praxair, Inc.	214,822
576	Schulman (A.), Inc.	13,340
721	Sensient Technologies Corp.	18,876
1,335	Sigma-Aldrich Corp.	56,177
288	Tronox Inc. (Class B)	3,995
214	Valhi, Inc.	3,591
		909,137
	Coal (0.2%)
1,427	Arch Coal, Inc.	51,472
1,928	CONSOL Energy, Inc.	80,725

200	Foundation Coal Holdings, Inc.	7,878
1,111	Massey Energy Co.	29,919
2,707	Peabody Energy Corp.	129,882
		299,876
	Commercial Printing/Forms (0.1%)
659	Bowne & Co., Inc.	10,992
721	Deluxe Corp.	27,290
2,354	Donnelley (R.R.) & Sons Co.	94,631
447	Harland (John H.) Co.	23,512
552	Standard Register Co.	6,878
		163,303
	Computer Communications (1.2%)
5,027	3Com Corp.*	20,259
1,375	Adaptec, Inc.*	5,307
4,984	Avaya Inc.*	64,393
597	Avocent Corp.*	16,722
5,151	Brocade Communications Systems, Inc.*	50,325
62,923	Cisco Systems, Inc.*	1,682,561
528	Echelon Corp.*	6,838
1,187	Emulex Corp.*	24,903
2,862	Extreme Networks, Inc.*	11,706
526	F5 Networks, Inc.*	40,386
901	FalconStor Software, Inc.*	10,380
4,052	Finisar Corp.*	14,668
1,813	Foundry Networks, Inc.*	27,413
539	Ixia*	4,625
5,943	Juniper Networks, Inc.*	132,885
1,940	MRV Communications, Inc.*	6,732
552	NETGEAR, Inc.*	18,553
2,024	QLogic Corp.*	36,189
		2,174,845
	Computer Peripherals (0.5%)
608	Avid Technology, Inc.*	20,216
809	Dot Hill Systems Corp.*	3,333
768	Electronics for Imaging, Inc.*	20,483
24,204	EMC Corp.*	367,417
453	Imation Corp.	16,720
1,078	Lexmark International, Inc. (Class A)*	58,751
3,937	Network Appliance, Inc.*	146,496
3,204	Quantum Corp. - DLT & Storage Systems*	8,811
5,384	Seagate Technology (Cayman Islands)*	119,256
6,106	Seagate Technology (Escrow)(a)	0
417	Sonic Solutions*	5,433
2,452	Western Digital Corp.*	43,351
992	Zebra Technologies Corp. (Class A)*	39,472
		849,739
	Computer Processing Hardware (1.7%)
8,681	Apple Computer, Inc.*	866,364
338	Cray Inc.*	4,208
20,543	Dell, Inc.*	517,889
28,538	Hewlett-Packard Co.	1,202,591
1,863	NCR Corp.*	93,895
1,238	Palm, Inc.*	20,897
35,783	Sun Microsystems, Inc.*	186,787
		2,892,631
	Construction Materials (0.2%)
553	AMCOL International Corp.	13,288
685	Eagle Materials Inc.	30,558
716	Florida Rock Industries, Inc.	49,490
513	Martin Marietta Materials, Inc.	74,806
412	Texas Industries, Inc.	31,382
392	Trex Co., Inc.*	7,993
472	USG Corp.*	21,783
918	Vulcan Materials Co.	113,529
		342,829
	Consumer Sundries (0.0%)
658	American Greetings Corp. (Class A)	16,746
597	Blyth Industries, Inc.	15,582

1,053	Central Garden & Pet Co.*	15,251
507	Oakley, Inc.	12,234
		59,813
	Containers/Packaging (0.4%)
466	Aptargroup, Inc.	34,134
1,124	Ball Corp.	56,975
1,333	Bemis Company, Inc.	44,282
543	Caraustar Industries, Inc.*	3,866
2,075	Crown Holdings, Inc.*	50,153
480	Greif, Inc.	26,688
644	Myers Industries, Inc.	14,458
1,851	Owens-Illinois, Inc.*	55,697
1,101	Packaging Corp. of America	27,261
1,620	Pactiv Corp.*	56,020
681	Rock-Tenn Co. (Class A)	26,055
1,726	Sealed Air Corp.	56,785
370	Silgan Holdings, Inc.	21,231
3,034	Smurfit-Stone Container Corp.*	36,560
1,197	Sonoco Products Co.	51,040
1,177	Temple-Inland Inc.	69,725
		630,930
	Contract Drilling (0.6%)
692	Diamond Offshore Drilling, Inc.	59,235
1,583	ENSCO International Inc.	89,250
2,487	GlobalSantaFe Corp.	158,994
2,638	Grey Wolf, Inc.*	18,888
1,288	Helmerich & Payne, Inc.	41,589
3,172	Nabors Industries, Ltd. (Bermuda)*	101,885
1,380	Noble Corp. (Cayman Islands)	116,210
1,947	Patterson-UTI Energy, Inc.*	47,487
1,719	Pride International, Inc.*	56,400
1,330	Rowan Companies, Inc.	48,731
869	Todco (Class A)	39,505
3,339	Transocean Inc. (Cayman Islands)*	287,822
		1,065,996
	Data Processing Services (0.9%)
1,073	Acxiom Corp.	24,250
1,152	Affiliated Computer Services, Inc. (Class A)*	69,016
741	Alliance Data Systems Corp.*	47,172
5,899	Automatic Data Processing, Inc.	264,039
1,623	BISYS Group, Inc. (The)*	18,778
1,474	Broadridge Financial Solutions Inc.	29,539
1,721	Ceridian Corp.*	58,101
927	CheckFree Corp.*	31,203
1,891	Computer Sciences Corp.*	105,026
1,796	Convergys Corp.*	45,367
787	CSG Systems International, Inc.*	21,076
648	DST Systems, Inc.*	50,576
563	eFunds Corp.*	15,708
524	Euronet Worldwide, Inc.*	14,593
1,772	Fidelity National Information Services, Inc.	89,539
7,817	First Data Corp.	253,271
1,797	Fiserv, Inc.*	95,546
1,009	Global Payments Inc.	38,322
643	Hewitt Associates, Inc.*	19,129
500	NeuStar, Inc. (Class A)*	14,380
3,448	Paychex, Inc.	127,921
672	Total System Services, Inc.	20,872
792	Tyler Technologies, Inc.*	9,464
7,817	Western Union Co.	164,548
		1,627,436
	Department Stores (0.4%)
958	Dillard’s, Inc. (Class A)	33,175
5,690	Federated Department Stores, Inc.	249,905
3,144	Kohl’s Corp.*	232,782
2,090	Penney (J.C.) Co., Inc.	165,298
1,705	Saks, Inc.*	35,703
		716,863

	Discount Stores (1.4%)
786	99 Cents Only Stores*	11,240
1,714	Big Lots, Inc.*	55,191
999	BJ’s Wholesale Club, Inc.*	34,495
4,830	Costco Wholesale Corp.	258,743
3,350	Dollar General Corp.	71,523
1,361	Dollar Tree Stores, Inc.*	53,515
1,614	Family Dollar Stores, Inc.	51,390
628	Fred’s, Inc.	9,068
998	Sears Holdings Corp.*	190,528
8,073	Target Corp.	479,294
26,423	Wal-Mart Stores, Inc.	1,266,190
		2,481,177
	Drugstore Chains (0.6%)
15,969	CVS/Caremark Corp.	578,717
364	Longs Drug Stores Corp.	19,925
6,189	Rite Aid Corp.*	38,000
1,001	Sally Beauty Holdings, Inc.	9,830
10,353	Walgreen Co.	454,497
		1,100,969
	Electric Utilities (3.3%)
6,711	AES Corp. (The)*	147,575
1,703	Allegheny Energy, Inc.*	91,042
425	Allete Inc.	20,574
1,281	Alliant Energy, Inc.	56,108
2,154	Ameren Corp.	113,236
4,028	American Electric Power Co., Inc.	202,286
3,662	Aquila, Inc.*	15,124
796	Avista Corp.	18,778
533	Black Hills Corp.	21,219
3,131	CenterPoint Energy, Inc.	58,957
308	CH Energy Group, Inc.	14,778
812	Cleco Corp.	22,785
2,644	CMS Energy Corp.*	48,967
2,511	Consolidated Edison, Inc.	128,714
1,913	Constellation Energy Group, Inc.	170,486
3,554	Dominion Resources, Inc.	324,125
1,391	DPL, Inc.	43,608
1,890	DTE Energy Co.	95,615
12,323	Duke Energy Corp.	252,868
1,259	Duquesne Light Holdings Co.	25,104
3,062	Edison International	160,296
822	El Paso Electric Co.*	21,701
445	Empire District Electric Co. (The)	10,991
1,775	Energy East Corp.	42,990
2,105	Entergy Corp.	238,160
6,859	Exelon Corp.	517,237
3,374	FirstEnergy Corp.	230,916
3,890	FPL Group, Inc.	250,399
1,043	Great Plains Energy Inc.	34,043
1,153	Hawaiian Electric Industries, Inc.	30,347
519	IDACORP, Inc.	17,879
1,017	Integrys Energy Group, Inc.	57,054
350	MGE Energy Inc.	12,642
3,069	Mirant Corp.*	137,706
1,728	Northeast Utilities	55,590
982	NRG Energy, Inc.*	77,539
1,302	NSTAR	46,742
993	OGE Energy Corp.	38,171
422	Otter Tail Power Co.	14,432
2,026	Pepco Holdings, Inc.	59,808
3,532	PG&E Corp.	178,719
1,120	Pinnacle West Capital Corp.	54,085
980	PNM Resources Inc.	31,899
3,889	PPL Corp.	169,599
2,575	Progress Energy, Inc.	130,166
2,546	Public Service Enterprise Group, Inc.	220,102
1,526	Puget Energy, Inc.	39,401

3,449	Reliant Energy, Inc.*	76,809
1,220	SCANA Corp.	53,107
1,583	Sierra Pacific Resources*	28,906
7,600	Southern Co. (The)	287,204
2,348	TECO Energy, Inc.	42,147
4,672	TXU Corp.	306,390
380	UIL Holdings Corp.	12,977
425	UniSource Energy Corp.	16,324
1,227	Westar Energy, Inc.	33,399
1,248	Wisconsin Energy Corp.	60,890
4,328	Xcel Energy, Inc.	104,262
		5,772,978
	Electrical Products (0.5%)
700	Acuity Brands, Inc.	41,384
527	Baldor Electric Co.	20,759
563	Belden CDT Inc.	31,460
499	C&D Technologies, Inc.	2,510
2,006	Cooper Industries Ltd. (Class A) (Bermuda)	99,819
8,404	Emerson Electric Co.	394,904
656	Energizer Holdings, Inc.*	63,750
507	Energy Conversion Devices, Inc.*	17,953
273	Franklin Electric Co., Inc.	11,627
399	Genlyte Group Inc. (The)*	31,126
366	Greatbatch, Inc.	10,625
671	Hubbell, Inc. (Class B)*	34,684
426	Littelfuse, Inc.*	17,087
1,473	Molex Inc.	44,013
1,898	Power-One, Inc.*	8,085
786	Thomas & Betts Corp.*	42,821
		872,607
	Electronic Components (0.3%)
1,996	Amphenol Corp. (Class A)	70,080
928	AVX Corp.	15,442
778	Benchmark Electronics, Inc.*	16,478
1,089	Cree, Inc.*	22,216
675	CTS Corp.	8,829
428	Hutchinson Technology Inc.*	8,132
1,888	Jabil Circuit, Inc.	43,990
1,586	Kemet Corp.*	13,449
1,357	Kopin Corp.*	4,600
1,631	MEMC Electronic Materials, Inc.*	89,509
696	Methode Electronics, Inc.	10,496
682	OmniVision Technologies, Inc.*	9,221
386	Park Electrochemical Corp.	10,634
572	Plexus Corp.*	11,989
1,980	SanDisk Corp.*	86,031
7,276	Sanmina-SCI Corp.*	25,102
11,635	Solectron Corp.*	38,977
126	Superconductor Technologies Inc.*	204
607	Technitrol, Inc.	16,286
783	TTM Technologies, Inc.*	7,188
307	Vicor Corp.	3,291
2,265	Vishay Intertechnology, Inc.*	37,712
		549,856
	Electronic Distributors (0.2%)
519	Anixter International, Inc.	37,160
1,301	Arrow Electronics, Inc.*	51,416
1,564	Avnet, Inc.*	63,968
744	CDW Corp.	53,575
1,696	Ingram Micro Inc. (Class A)*	33,276
2,228	Safeguard Scientifics, Inc.*	6,706
478	ScanSource, Inc.*	13,728
850	Tech Data Corp.*	30,209
		290,038
	Electronic Equipment/Instruments (0.4%)
4,501	Agilent Technologies, Inc.*	154,699
640	Checkpoint Systems, Inc.*	14,074
588	Coherent, Inc.*	18,457

810	Diebold, Inc.	38,613
243	Dionex Corp.*	16,767
267	DTS, Inc.*	5,975
682	Intermec Inc.	15,229
400	Itron, Inc.*	26,936
2,354	JDS Uniphase Corp.*	38,794
508	Kronos, Inc.*	27,722
413	Mercury Computer Systems, Inc.*	5,604
478	Mine Safety Appliances Co.	20,148
757	National Instruments Corp.	21,090
605	Newport Corp.*	9,492
762	Paxar Corp.*	22,868
1,683	Rockwell Automation, Inc.	100,206
525	SeaChange International, Inc.*	4,515
1,184	Tektronix, Inc.	34,798
9,396	Xerox Corp.*	173,826
		749,813
	Electronic Production Equipment (0.6%)
630	Advanced Energy Industries, Inc.*	15,435
1,502	Amkor Technology, Inc.*	21,013
16,232	Applied Materials, Inc.	311,979
766	Asyst Technologies, Inc.*	5,477
560	ATMI, Inc.*	17,321
1,831	Axcelis Technologies, Inc.*	14,007
1,290	Brooks Automation Inc.*	22,536
3,044	Cadence Design Systems, Inc.*	67,577
685	Cognex Corp.	14,762
414	Cohu, Inc.	8,520
1,232	Credence Systems Corp.*	4,571
499	Cymer, Inc.*	20,214
544	Electro Scientific Industries, Inc.*	11,206
1,687	Entegris Inc.*	19,772
427	FEI Co.*	15,884
477	FormFactor Inc.*	19,695
2,041	KLA-Tencor Corp.	113,378
977	Kulicke & Soffa Industries, Inc.*	9,750
1,477	Lam Research Corp.*	79,433
967	LTX Corp.*	5,763
878	Mattson Technology, Inc.*	8,877
1,457	Mentor Graphics Corp.*	23,574
588	MKS Instruments, Inc.*	15,847
1,404	Novellus Systems, Inc.*	45,447
316	Photon Dynamics, Inc.*	3,798
525	Photronics, Inc.*	7,901
1,803	Synopsys, Inc.*	49,871
2,445	Teradyne, Inc.*	42,665
736	Tessera Technologies, Inc.*	31,493
446	Ultratech Stepper, Inc.*	6,177
783	Varian Semiconductor Equipment Associates, Inc.*	51,960
319	Veeco Instruments, Inc.*	5,831
		1,091,734
	Electronics/Appliance Stores (0.2%)
4,064	Best Buy Co., Inc.	189,585
683	Blockbuster, Inc. (Class A)	4,235
2,030	Circuit City Stores - Circuit City Group	35,423
658	Movie Gallery, Inc.	2,402
1,823	RadioShack Corp.	52,995
		284,640
	Electronics/Appliances (0.2%)
3,111	Eastman Kodak Co.	77,495
658	Harman International Industries, Inc.	80,204
551	Helen of Troy Ltd.*	12,508
831	Whirlpool Corp.	88,111
		258,318
	Engineering & Construction (0.3%)
486	Dycom Industries, Inc.*	12,592
484	EMCOR Group, Inc.*	30,342
888	Fluor Corp.	84,911

600	Foster Wheeler Ltd. (Bermuda)	41,298
531	Granite Construction Inc.	31,987
516	Insituform Technologies, Inc. (Class A)*	10,526
1,264	Jacobs Engineering Group, Inc.*	63,744
1,108	McDermott International, Inc. (Panama)*	59,455
1,531	Quanta Services, Inc.*	42,087
1,037	Shaw Group Inc. (The)*	33,630
636	URS Corp.*	27,793
		438,365
	Environmental Services (0.2%)
2,952	Allied Waste Industries, Inc.*	39,468
1,475	Newpark Resources, Inc.*	12,125
1,947	Republic Services, Inc.	54,380
1,043	Tetra Tech, Inc.*	21,715
997	Waste Connections, Inc.*	31,076
5,645	Waste Management, Inc.	211,179
		369,943
	Finance/Rental/Leasing (1.4%)
144	Amerco*	10,074
1,470	AmeriCredit Corp.*	37,088
1,130	Avis Budget Group, Inc.	31,787
4,802	Capital One Financial Corp.	356,597
1,373	CapitalSource, Inc.	35,382
504	Cash American International, Inc.	21,753
806	Centerline Holding Co.	14,444
2,044	CIT Group, Inc.	121,925
299	CompuCredit Corp.*	10,812
6,217	Countrywide Financial Corp.	230,526
281	Dollar Thrifty Automotive Group, Inc.*	13,173
1,578	Doral Financial Corp. (Puerto Rico)	2,209
9,902	Fannie Mae	583,426
543	Financial Federal Corp.	14,270
7,066	Freddie Mac	457,735
959	Fremont General Corp.	7,240
601	GATX Corp.	29,455
124	Great Lakes Bancorp Inc.*	1,654
801	IndyMac Bancorp, Inc.	24,222
469	Mastercard Inc. Class A*	52,378
477	Ocwen Financial Corp.*	6,802
700	PHH Corp.	21,350
842	Rent-A-Center, Inc.*	23,441
671	Ryder System, Inc.	35,321
4,224	SLM Corp.	227,378
71	Student Loan Corp. (The)	14,463
947	United Rentals, Inc.*	31,725
		2,416,630
	Financial Conglomerates (3.4%)
11,297	American Express Co.	685,389
50,858	Citigroup, Inc.	2,727,006
1,728	Conseco Inc.*	30,568
35,546	JPMorgan Chase & Co.	1,851,947
1,891	Leucadia National Corp.	56,995
468	National Financial Partners Corp.	21,561
2,866	Principal Financial Group, Inc.	181,962
5,055	Prudential Financial, Inc.	480,225
25	Wesco Financial Corp.	11,125
		6,046,778
	Financial Publishing/Services (0.4%)
365	Advent Software, Inc.*	12,249
681	Dun & Bradstreet Corp.*	61,494
1,432	Equifax, Inc.	56,994
553	FactSet Research Systems Inc.	34,015
632	Interactive Data Corp.*	18,094
3,660	McGraw-Hill Companies, Inc. (The)	239,840
2,533	Moody’s Corp.	167,482
837	SEI Investments Co.	51,082
21	Value Line, Inc.	991
		642,241

	Food Distributors (0.1%)
583	Performance Food Group Co.*	18,219
6,345	SYSCO Corp.	207,735
539	United Natural Foods, Inc.*	16,811
		242,765
	Food Retail (0.3%)
771	Casey’s General Stores, Inc.	19,391
6,939	Kroger Co. (The)	204,770
624	Ruddick Corp.	18,739
4,566	Safeway Inc.	165,746
2,174	Supervalu, Inc.	99,787
137	Weis Markets, Inc.	5,896
1,419	Whole Foods Market, Inc.	66,395
584	Wild Oats Markets, Inc.*	10,529
		591,253
	Food: Major Diversified (0.9%)
2,613	Campbell Soup Co.	102,168
5,308	ConAgra Foods Inc.	130,471
2,759	Del Monte Foods Co.*	32,004
3,635	General Mills, Inc.	217,737
3,269	Heinz (H.J.) Co.	154,003
2,573	Kellogg Co.	136,137
17,420	Kraft Foods Inc. (Class A)	583,047
7,776	Sara Lee Corp.	127,604
525	TreeHouse Foods, Inc.*	15,824
		1,498,995
	Food: Meat/Fish/Dairy (0.1%)
1,425	Dean Foods Co.*	51,913
880	Hormel Foods Corp.	33,519
537	Pilgrim’s Pride Corp. (Class B)	19,606
379	Sanderson Farms, Inc.	14,982
1,161	Smithfield Foods, Inc.*	35,492
2,701	Tyson Foods, Inc. (Class A)	56,613
		212,125
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	3,638
779	Chiquita Brands International, Inc.	11,553
104	Farmer Brothers Co.	2,231
807	Flowers Foods Inc.	25,170
448	Fresh Del Monte Produce, Inc.	9,126
490	Hain Celestial Group, Inc.*	14,715
1,709	Hershey Co. (The)	93,927
454	Lancaster Colony Corp.	19,172
567	Lance, Inc.	12,548
1,322	McCormick & Co., Inc. (Non-Voting)	49,073
956	NBTY, Inc.*	47,236
355	Ralcorp Holdings, Inc.*	23,362
733	Smucker (J.M.) Co.	40,916
455	Tootsie Roll Industries, Inc.	13,190
795	Topps Co., Inc. (The)	7,878
2,423	Wrigley (Wm.) Jr. Co.	142,666
		516,401
	Forest Products (0.1%)
1,401	Louisiana-Pacific Corp.	27,614
346	Universal Forest Products, Inc.	16,075
2,555	Weyerhaeuser Co.	202,407
		246,096
	Gas Distributors (0.7%)
973	AGL Resources, Inc.	42,364
1,159	Atmos Energy Corp.	36,763
4,596	Dynegy, Inc. (Class A)*	43,248
843	Energen Corp.	47,250
500	Energy Transfer Partners LP	31,295
1,268	Equitable Resources, Inc.	65,949
1,828	KeySpan Corp.	75,697
372	Laclede Group, Inc. (The)	11,677
1,955	MDU Resources Group, Inc.	59,237
947	National Fuel Gas Co.	44,518

336	New Jersey Resources Corp.	18,043
632	Nicor Inc.	32,384
2,926	NiSource, Inc.	71,950
502	Northwest Natural Gas Co.	25,507
1,142	ONEOK, Inc.	55,284
1,033	Piedmont Natural Gas Co., Inc.	27,261
916	Questar Corp.	88,971
2,343	Sempra Energy	148,734
490	South Jersey Industries, Inc.	19,242
1,375	Southern Union Co.*	41,883
642	Southwest Gas Corp.	24,325
6,161	Spectra Energy Corp.	160,802
1,353	UGI Corp.	38,371
1,113	Vectren Corp.	32,355
698	WGL Holdings Inc.	23,620
		1,266,730
	Home Building (0.3%)
573	Beazer Homes USA Inc.	19,127
219	Brookfield Homes Corp.	7,437
132	Cavco Industries, Inc.*	4,958
1,228	Centex Corp.	54,978
1,119	Champion Enterprises, Inc.*	11,503
2,958	D.R. Horton, Inc.	65,608
502	Hovnanian Enterprises, Inc.*	12,043
931	KB Home	41,066
1,458	Lennar Corp. (Class A)	62,271
291	Levitt Corp. (Class A)	2,471
472	M.D.C. Holdings, Inc.	24,195
188	M/I Homes, Inc.	5,589
360	Meritage Homes Corp.*	12,532
72	NVR, Inc.*	59,328
446	Palm Harbor Homes, Inc.*	6,623
2,310	Pulte Homes, Inc.	62,139
694	Ryland Group, Inc. (The)	30,744
974	Standard Pacific Corp.	20,308
261	Technical Olympic USA, Inc.	1,141
1,424	Toll Brothers, Inc.*	42,407
632	WCI Communities, Inc.*	13,803
		560,271
	Home Furnishings (0.2%)
383	Ethan Allen Interiors, Inc.	13,520
816	Furniture Brands International, Inc.	13,121
639	Jarden Corp.*	26,927
864	La-Z-Boy, Inc.	10,100
2,147	Leggett & Platt, Inc.	50,497
265	Libbey, Inc.	4,942
603	Mohawk Industries, Inc.*	54,366
2,982	Newell Rubbermaid, Inc.	91,458
969	Select Comfort Corp.*	17,965
		282,896
	Home Improvement Chains (0.8%)
1,510	Fastenal Co.	62,091
21,146	Home Depot, Inc. (The)	800,799
15,716	Lowe’s Companies, Inc.	480,281
1,178	Sherwin-Williams Co.	75,121
		1,418,292
	Hospital/Nursing Management (0.2%)
475	Amsurg Corp.*	10,901
1,069	Community Health Systems Inc.*	39,339
2,632	Health Management Associates, Inc. (Class A)	28,136
438	Kindred Healthcare, Inc.*	15,295
751	LifePoint Hospitals, Inc.*	27,419
899	Manor Care, Inc.	58,336
600	Psychiatric Solutions, Inc.	21,042
732	Sunrise Senior Living, Inc.*	28,028
5,482	Tenet Healthcare Corp.*	40,676
983	Triad Hospitals, Inc.*	52,237
602	Universal Health Services, Inc. (Class B)	36,553
		357,962

	Hotels/Resorts/Cruiselines (0.5%)
4,373	Carnival Corp (Panama)	213,796
511	Choice Hotels International, Inc.	19,234
567	Gaylord Entertainment Co.*	31,072
3,698	Hilton Hotels Corp.	125,732
576	Marcus Corp. (The)	12,516
3,697	Marriott International, Inc. (Class A)	167,141
1,975	Royal Caribbean Cruises Ltd. (Liberia)	82,101
2,204	Starwood Hotels & Resorts Worldwide, Inc.	147,712
542	Vail Resorts, Inc.*	30,905
2,047	Wyndham Worldwide Corp.*	70,826
		901,035
	Household/Personal Care (1.9%)
1,001	Alberto-Culver Co.	24,314
4,608	Avon Products, Inc.	183,398
908	Church & Dwight Co., Inc.	46,063
1,567	Clorox Co. (The)	105,114
5,299	Colgate-Palmolive Co.	358,954
1,340	Estee Lauder Companies, Inc. (The) (Class A)	68,903
1,026	International Flavors & Fragrances, Inc.	49,935
4,718	Kimberly-Clark Corp.	335,780
911	Nu Skin Enterprises, Inc. (Class A)	15,788
523	Playtex Products, Inc.*	7,960
33,650	Procter & Gamble Co. (The)	2,164,032
634	Spectrum Brands, Inc.*	4,413
		3,364,654
	Industrial Conglomerates (3.9%)
7,082	3M Co.	586,177
2,464	Danaher Corp.	175,412
106,380	General Electric Co.**	3,921,167
7,747	Honeywell International, Inc.	419,732
3,385	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	151,140
1,938	ITT Corp.	123,664
659	SPX Corp.	46,710
1,125	Textron, Inc.	114,379
20,706	Tyco International Ltd. (Bermuda)	675,637
9,539	United Technologies Corp.	640,353
489	Walter Industries, Inc.	14,533
		6,868,904
	Industrial Machinery (0.4%)
358	Actuant Corp. (Class A)	18,974
722	Flowserve Corp.*	44,049
769	FuelCell Energy, Inc.*	5,414
817	Graco Inc.	32,272
668	IDEX Corp.	35,050
4,986	Illinois Tool Works Inc.	255,832
534	Kennametal Inc.	37,679
518	Lincoln Electric Holdings, Inc.	33,012
808	Mueller Water Products, Inc. (Class B Shares)	11,579
467	Nordson Corp.	21,403
1,224	Parker Hannifin Corp.	112,779
489	Regal-Beloit Corp.	22,553
1,008	Roper Industries, Inc.	56,508
377	Tecumseh Products Co. (Class A)	3,830
303	Watts Water Technologies, Inc. (Class A)	12,272
462	Woodward Governor Co.	22,800
		726,006
	Industrial Specialties (0.3%)
719	Buckeye Technologies Inc.*	9,110
407	Cabot Microelectronics Corp.*	13,081
1,045	Donaldson Co., Inc.	37,536
1,864	Ecolab Inc.	80,133
1,013	Evergreen Energy Inc.	6,108
689	Ferro Corp.	14,338
920	Fuller (H.B.) Co.	23,524
1,306	GrafTech International Ltd.*	13,034
543	Headwaters Inc.*	11,767

331	Minerals Technologies, Inc.	21,058
1,692	PPG Industries, Inc.	124,497
315	Rogers Corp.*	14,282
1,564	RPM International, Inc.	33,266
651	Spartech Corp.	18,267
611	Symyx Technologies, Inc.*	7,033
1,350	Valspar Corp. (The)	36,504
325	WD-40 Co.	11,239
		474,777
	Information Technology Services (1.4%)
5,802	Accenture Ltd. (Class A) (Bermuda)	226,858
2,687	BearingPoint, Inc.*	19,723
288	Black Box Corp.	10,495
413	CACI International Inc. (Class A)*	18,886
1,236	CIBER, Inc.*	10,073
1,915	Citrix Systems, Inc.*	62,429
1,477	Cognizant Technology Solutions Corp. (Class A)*	132,044
5,336	Electronic Data Systems Corp.	156,025
857	Epicor Software Corp.*	12,427
1,094	Henry (Jack) & Associates, Inc.	25,983
15,861	International Business Machines Corp.	1,621,153
557	JDA Software Group, Inc.*	9,915
932	Keane, Inc.*	13,067
8,527	Level 3 Communications, Inc.*	47,410
320	ManTech International Corp. (Class A)*	9,818
543	MICROS Systems, Inc.*	29,756
994	Perot Systems Corp. (Class A)*	17,793
639	QAD, Inc.	6,077
1,318	Sapient Corp.*	9,529
275	SRA International, Inc. (Class A)*	6,718
120	Syntel, Inc.	4,207
4,764	Unisys Corp.*	37,350
282	Verint Systems Inc.*	8,108
1,458	Wind River Systems, Inc.*	14,332
		2,510,176
	Insurance Brokers/Services (0.3%)
2,919	AON Corp.	113,111
1,401	Brown & Brown, Inc.	36,076
1,090	ChoicePoint, Inc.*	41,387
948	Crawford & Co. (Class B)	6,077
1,328	Gallagher (Arthur J.) & Co.	37,131
521	Hilb, Rogal & Hobbs Co.	22,637
5,711	Marsh & McLennan Companies, Inc.	181,381
		437,800
	Integrated Oil (4.6%)
23,050	Chevron Corp.	1,793,060
992	Cimarex Energy Co.*	39,085
15,766	ConocoPhillips	1,093,372
62,470	Exxon Mobil Corp.	4,958,869
2,586	Hess Corp.	146,756
1,810	Murphy Oil Corp.	100,346
		8,131,488
	Internet Retail (0.2%)
3,094	Amazon.com, Inc.*	189,755
1,364	Drugstore.com, Inc.*	3,642
1,438	Gamestop Corp (Class A)*	47,698
2,658	IAC/InterActiveCorp*	101,323
436	Netflix Inc.*	9,666
		352,084
	Internet Software/Services (1.1%)
1,002	Agile Software Corp.*	7,204
1,575	Akamai Technologies, Inc.*	69,426
1,012	Ariba, Inc.*	8,926
4,291	BEA Systems, Inc.*	50,591
1,727	Borland Software Corp.*	9,619
8,825	CMGI Inc.*	18,533
1,848	CNET Networks, Inc.*	15,579
600	Digital River, Inc.*	35,118

2,016	Earthlink, Inc.*	15,443
2,018	Google, Inc. (Class A)*	951,245
282	GSI Commerce, Inc.*	6,232
393	Internap Network Services Corp.*	6,036
603	J2 Global Communications, Inc.*	17,342
897	Lionbridge Technologies, Inc.*	4,557
141	MicroStrategy Inc. (Class A)*	16,040
1,137	NIC Inc.*	6,458
1,181	Openwave Systems, Inc.*	8,680
620	Packeteer, Inc.*	5,890
698	Progress Software Corp.*	21,031
1,711	RealNetworks, Inc.*	12,918
1,369	S1 Corp.*	8,899
627	Secure Computing Corp.*	5,079
1,321	SonicWALL, Inc.*	10,779
670	Supportsoft, Inc.*	3,598
1,194	United Online, Inc.*	17,229
2,736	VeriSign, Inc.*	74,830
685	Vignette Corporation*	12,686
520	WebEx Communications, Inc.*	29,505
1,016	webMethods, Inc.*	9,235
658	Websense, Inc.*	16,259
13,613	Yahoo!, Inc.*	381,709
		1,856,676
	Investment Banks/Brokers (2.5%)
2,215	Ameriprise Financial, Inc.	131,726
1,183	Bear Stearns Companies, Inc. (The)	184,193
200	CBOT Holdings, Inc. (Class A)	37,734
318	Chicago Mercantile Exchange Holdings Inc. (Class A)	164,327
4,396	E*TRADE Group, Inc.*	97,064
838	Edwards (A.G.), Inc.	60,713
590	eSPEED, Inc (Class A)*	5,463
3,773	Goldman Sachs Group, Inc. (The)	824,816
589	Investment Technology Group, Inc.*	22,288
1,311	Jefferies Group, Inc.	41,559
1,413	Knight Capital Group, Inc.*	22,891
1,355	LaBranche & Co., Inc.*	11,030
237	Ladenburg Thalmann Financial Services Inc.*	649
5,532	Lehman Brothers Holdings Inc.	416,449
9,374	Merrill Lynch & Co., Inc.	845,816
12,534	Morgan Stanley	1,052,981
868	Nasdaq Stock Market Inc.*	28,262
488	NYSE Group Inc.*	41,153
1,210	Raymond James Financial, Inc.	37,123
10,821	Schwab (Charles) Corp. (The)	206,898
3,376	TD AmeriTrade Holding Corp.	57,561
802	Tradestation Group Inc.*	9,768
		4,300,464
	Investment Managers (0.7%)
384	Affiliated Managers Group, Inc.*	45,170
362	AllianceBernstein Holding LP	32,928
144	BlackRock, Inc. (Class A)	21,557
1,531	Eaton Vance Corp. (Non-Voting)	58,515
1,186	Federated Investors, Inc. (Class B)	45,258
1,817	Franklin Resources, Inc.	238,590
761	Investors Financial Services Corp.	47,091
2,243	Janus Capital Group, Inc.*	56,120
1,244	Legg Mason, Inc.	123,392
4,231	Mellon Financial Corp.	181,637
800	Nuveen Investments (Class A)	42,640
2,697	Price (T.) Rowe Group, Inc.	133,987
3,405	State Street Corp.	234,502
1,184	Waddell & Reed Financial, Inc. (Class A)	28,676
		1,290,063
	Investment Trusts/Mutual Funds (0.0%)
244	BP Prudhoe Bay Royalty Trust	15,697
28	Cross Timbers Royalty Trust	1,221
		16,918

	Life/Health Insurance (0.7%)
5,143	AFLAC, Inc.	264,042
181	American National Insurance Co.	23,624
779	Citizens, Inc.*	5,967
513	Delphi Financial Group, Inc. (Class A)	21,905
222	FBL Financial Group, Inc. (Class A)	8,600
4,635	Genworth Financial Inc. (Class A)	169,131
175	Great American Financial Resources, Inc.	4,286
67	Kansas City Life Insurance Co.	3,019
2,874	Lincoln National Corp.	204,485
4,521	MetLife, Inc.	297,030
65	National Western Life Insurance Co. (Class A)	17,401
1,479	Phoenix Companies Ltd.	22,037
261	Presidential Life Corp.	4,962
839	Protective Life Corp.	39,349
351	Reinsurance Group of America, Inc.	21,871
682	StanCorp Financial Group, Inc.	32,463
1,027	Torchmark Corp.	70,144
514	Universal American Financial Corp.*	9,540
3,237	UnumProvident Corp.	80,537
		1,300,393
	Major Banks (4.2%)
46,687	Bank of America Corp.	2,376,368
7,795	Bank of New York Co., Inc. (The)	315,542
5,627	BB&T Corp.	234,196
1,747	Comerica, Inc.	108,157
2,547	Huntington Bancshares, Inc.	56,492
4,165	KeyCorp	148,607
6,251	National City Corp.	228,474
3,553	PNC Financial Services Group, Inc.	263,277
2,716	Popular, Inc.	45,656
7,352	Regions Financial Corp.	257,982
3,692	SunTrust Banks, Inc.	311,679
18,209	U.S. Bancorp	625,479
679	UnionBanCal Corp.	41,745
19,747	Wachovia Corp.	1,096,748
34,215	Wells Fargo & Co.	1,227,976
		7,338,378
	Major Telecommunications (2.6%)
3,968	ALLTEL Corp.	248,754
65,003	AT&T Inc.	2,516,916
3,850	Cincinnati Bell Inc.*	19,520
1,561	Embarq Corp.	93,722
1,276	Primus Telecommunications Group, Inc.*	938
30,356	Sprint Nextel Corp.	608,031
29,961	Verizon Communications, Inc.	1,143,911
		4,631,792
	Managed Health Care (1.2%)
5,852	Aetna, Inc.	274,342
798	AMERIGROUP Corp.*	22,448
766	Centene Corp.*	15,940
1,225	CIGNA Corp.	190,598
1,711	Coventry Health Care, Inc.*	98,947
1,214	Health Net Inc.*	65,629
1,692	Humana, Inc.*	107,002
621	Sierra Health Services, Inc.*	25,722
13,780	UnitedHealth Group Inc.	731,167
200	Wellcare Health Plans Inc.*	16,118
6,521	WellPoint Inc.*	514,963
		2,062,876
	Marine Shipping (0.1%)
603	Alexander & Baldwin, Inc.	32,230
334	General Maritime Corp.	10,711
642	Kirby Corp.*	24,268
998	OMI Corp. (Class A)	29,012
391	Overseas Shipholding Group, Inc.	27,683
600	Teekay Shipping Corp.	35,790
733	Tidewater, Inc.	46,333
		206,027

	Media Conglomerates (1.6%)
7,005	CBS Corp. (Class B)	222,549
3,145	Discovery Holding Company (Class A)*	68,404
21,056	Disney (Walt) Co. (The)	736,539
24,132	News Corp. (Class A)	540,315
43,808	Time Warner, Inc.	903,759
6,536	Viacom, Inc. (Class B)*	269,610
		2,741,176
	Medical Distributors (0.4%)
2,134	AmerisourceBergen Corp.	106,679
4,274	Cardinal Health, Inc.	298,966
991	Henry Schein, Inc.*	51,661
3,026	McKesson Corp.	178,020
649	Owens & Minor, Inc.	22,942
1,338	Patterson Companies, Inc.*	48,248
280	PolyMedica Industries, Inc.	11,323
800	PSS World Medical, Inc.*	16,080
		733,919
	Medical Specialties (2.2%)
833	Advanced Medical Optics, Inc.*	33,678
1,228	Align Technology, Inc.*	27,826
1,027	American Medical System Holdings, Inc.*	18,209
181	Analogic Corp.	11,095
1,972	Applera Corp. - Applied Biosystems Group	61,605
1,200	Applera Corp. - Celera Genomics Group*	16,800
394	Arrow International, Inc.	12,545
403	ArthroCare Corp.*	16,628
1,071	Bard (C.R.), Inc.	89,032
663	Bausch & Lomb, Inc.	39,004
6,538	Baxter International, Inc.	370,247
753	Beckman Coulter, Inc.	47,296
2,378	Becton, Dickinson & Co.	187,125
2,336	Biomet, Inc.	100,915
31	Bio-Rad Laboratories, Inc. (Class A)*	2,194
272	Biosite Diagnostics Inc.*	25,160
556	Bioveris Corp.*	11,654
12,964	Boston Scientific Corp.*	200,164
639	CONMED Corp.*	19,374
570	Cooper Companies, Inc. (The)	29,127
435	Cyberonics Inc.*	9,509
1,393	Cytyc Corp.*	49,075
1,074	Dade Behring Holdings, Inc.	52,744
288	Datascope Corp.	10,670
1,656	DENTSPLY International, Inc.	55,327
362	Digene Corp.*	16,598
752	Edwards Lifesciences Corp.*	36,848
470	Haemonetics Corp.*	22,485
761	Hillenbrand Industries, Inc.	46,535
600	Hologic, Inc.*	34,530
1,598	Hospira, Inc.*	64,799
374	IDEXX Laboratories, Inc.*	33,724
823	Immucor, Inc.*	26,854
296	Integra LifeSciences Holding, Inc.*	13,489
419	Intuitive Surgical, Inc.*	54,328
494	Invacare Corp.	9,208
699	Kinetic Concepts, Inc.*	34,950
457	Kyphon Inc.*	21,301
12,373	Medtronic, Inc.	654,903
510	Mentor Corp.	19,844
499	Merit Medical Systems, Inc.*	5,753
1,300	Nektar Therapeutics*	16,081
752	OraSure Technologies, Inc.*	5,602
1,331	Pall Corp.	55,835
355	Penwest Pharmaceuticals Co.*	4,253
2,561	Peregrine Pharmaceuticals, Inc.*	2,561
1,665	PerkinElmer, Inc.	40,293
958	ResMed, Inc.*	40,485

940	Respironics, Inc.*	38,314
3,750	St. Jude Medical, Inc.*	160,463
986	STERIS Corp.	25,202
2,857	Stryker Corp.	185,534
378	SurModics, Inc.*	15,358
4,297	Thermo Fisher Scientific, Inc.*	223,702
691	Thoratec Corp.*	13,557
1,414	Varian Medical Systems, Inc.*	59,685
517	Ventana Medical Systems, Inc.*	25,121
586	Viasys Healthcare, Inc.*	18,764
99	Vital Signs, Inc.	5,649
1,063	Waters Corp.*	63,174
566	West Pharmaceutical Services, Inc.	28,170
422	Wright Medical Group, Inc.*	9,968
2,526	Zimmer Holdings, Inc.*	228,552
		3,859,475
	Medical/Nursing Services (0.1%)
880	Apria Healthcare Group, Inc.*	27,931
1,113	DaVita, Inc.*	60,781
489	Healthways Inc.*	20,743
1,265	Hooper Holmes, Inc.	5,566
1,055	Lincare Holdings, Inc.*	41,609
703	Pediatrix Medical Group, Inc.*	40,106
1,068	VCA Antech, Inc.*	42,111
		238,847
	Metal Fabrications (0.1%)
1,536	Commercial Metals Co.	51,502
500	General Cable Corp.*	28,720
982	Harsco Corp.	50,082
504	Kaydon Corp.	23,955
444	Mueller Industries, Inc.	14,563
1,103	Timken Co. (The)	36,377
		205,199
	Miscellaneous (0.0%)
4,389	TeleCorp PCS, Inc. (Escrow) (a)	0

	Miscellaneous Commercial Services (0.3%)
771	ABM Industries Inc.	21,696
496	Bright Horizons Family Solutions, Inc.*	19,156
570	Brink’s Co. (The)	36,195
858	CBIZ, Inc.*	5,972
1,462	Cintas Corp.	54,781
959	Copart, Inc.*	27,792
495	Corporate Executive Board Co. (The)	31,502
873	Corrections Corporation of America*	49,586
312	Costar Group, Inc.*	15,229
673	Diamond Management & Technology Consultants, Inc.	7,632
686	FTI Consulting Inc.*	25,224
366	G & K Services, Inc. (Class A)	12,773
838	Global Imaging Systems, Inc.*	24,210
1,185	IKON Office Solutions, Inc.	17,728
1,867	Iron Mountain Inc.*	52,463
747	L-1 Identity Solutions, Inc.	14,357
654	Laureate Education Inc.*	38,619
304	MAXIMUS, Inc.	10,622
849	Navigant Consulting, Inc.*	16,284
489	ProQuest Co.*	4,450
278	StarTek, Inc.	2,672
634	TeleTech Holdings, Inc.*	23,921
235	Vertrue Incorporated*	11,120
428	Viad Corp.	17,480
1,044	Wireless Facilities, Inc.*	1,169
		542,633
	Miscellaneous Manufacturing (0.2%)
1,330	Ametek, Inc.	48,252
604	Brady (W.H.) Co. (Class A)	19,847
890	Carlisle Companies, Inc.	36,650
736	Crane Co.	31,287

2,080	Dover Corp.	100,090
1,260	Pentair, Inc.	40,496
382	Smith (A.O.) Corp.	14,554
465	Teleflex Inc.	33,401
743	Tredegar Corp.	17,364
253	Valmont Industries, Inc.	15,909
377	Varian, Inc.*	21,851
		379,701
	Motor Vehicles (0.3%)
19,467	Ford Motor Co.*	156,515
4,321	General Motors Corp.	134,945
2,815	Harley-Davidson, Inc.	178,246
567	Monaco Coach Corp.	8,692
		478,398
	Movies/Entertainment (0.1%)
765	Cedar Fair, L.P.	22,269
241	Crown Media Holdings, Inc. (Class A)*	1,379
497	International Speedway Corp. (Class A)	24,552
1,486	Liberty Media Holdings (Ser A)*	167,873
654	Regal Entertainment Group (Class A)*	14,225
1,012	Six Flags, Inc.	6,032
244	Speedway Motorsports, Inc.	9,467
1,332	TiVo Inc.*	8,538
		254,335
	Multi-Line Insurance (1.4%)
23,319	American International Group, Inc.	1,630,231
1,349	Axis Capital Holdings Ltd.	50,048
403	CNA Financial Corp.*	18,808
3,072	Hartford Financial Services Group, Inc. (The)	310,886
1,395	HCC Insurance Holdings, Inc.	42,771
688	Horace Mann Educators Corp.	14,476
4,482	Loews Corp.	212,088
752	Nationwide Financial Services, Inc. (Class A)	42,962
637	PartnerRe Ltd.	45,877
1,220	Safeco Corp.	81,423
653	Unitrin, Inc.	30,789
393	Zenith National Insurance Corp.	18,176
		2,498,535
	Office Equipment/Supplies (0.2%)
1,083	Avery Dennison Corp.	67,363
640	HNI Corp.	26,714
588	Kimball International, Inc. (Class B)	10,584
1,044	Miller (HERMAN), Inc.	35,924
2,270	Pitney Bowes, Inc.	108,960
855	Steelcase, Inc. (Class A)	16,690
		266,235
	Oil & Gas Pipelines (0.5%)
480	Buckeye Partners, L.P.	25,862
7,142	El Paso Corp.	107,130
238	Enbridge Energy Management, LLC*	13,804
500	Enbridge Energy Partners L.P.	29,905
2,765	Enterprise Products Partners L.P.	89,724
909	Kinder Morgan Energy Partners, L.P.	50,404
750	Kinder Morgan Management, LLC*	39,874
1,107	Kinder Morgan, Inc.	117,962
802	Magellan Midstream Parners, L.P.	40,734
462	Nustar Energy L.P.	31,947
744	Plains All American Pipeline, L.P.	43,889
323	TC Pipelines, L.P.	13,405
913	TEPPCO Partners, L.P.	41,587
6,248	Williams Companies, Inc. (The)	184,316
		830,543
	Oil & Gas Production (1.5%)
4,758	Anadarko Petroleum Corp.	222,008
3,357	Apache Corp.	243,383
594	Berry Petroleum Co. (Class A)	20,232
1,366	Cabot Oil & Gas Corp.	49,750
691	Cheniere Energy Inc.*	23,045

3,773	Chesapeake Energy Corp.	127,339
625	Comstock Resources Inc.*	17,719
1,400	Denbury Resources Inc.*	46,326
4,288	Devon Energy Corp.	312,467
647	Encore Acquisition Co.*	17,281
479	Energy Partners, Ltd.*	8,004
2,472	EOG Resources, Inc.	181,544
768	Forest Oil Corp.*	27,064
405	Houston Exploration Co. (The)*	22,425
621	Mariner Energy Inc.	14,004
1,360	Newfield Exploration Co.*	59,500
1,874	Noble Energy, Inc.	110,210
8,725	Occidental Petroleum Corp.	442,358
264	Penn Virginia Corp.	21,133
1,328	Petrohawk Energy Corp.*	19,190
1,357	Pioneer Natural Resources Co.*	68,121
1,004	Plains Exploration & Production Co.*	47,178
782	Pogo Producing Co.	37,739
810	Quicksilver Resources Inc.*	33,907
1,432	Range Resources Corp.	52,340
1,811	Southwestern Energy Co.*	76,062
826	St. Mary Land & Exploration Co.	30,248
413	Stone Energy Corp.*	12,237
353	Swift Energy Co.*	14,349
1,636	Ultra Petroleum Corp. (Canada)*	92,794
565	Unit Corp.*	32,290
500	Whiting Petroleum Corp.*	22,010
3,803	XTO Energy Inc.	206,389
		2,710,646
	Oil Refining/Marketing (0.6%)
1,395	Frontier Oil Corp.	49,285
610	Holly Corp.	38,796
3,737	Marathon Oil Corp.	379,492
1,363	Sunoco, Inc.	102,947
770	Tesoro Corp.	93,324
6,328	Valero Energy Corp.	444,415
		1,108,259
	Oilfield Services/Equipment (1.5%)
3,498	Baker Hughes Inc.	281,204
3,297	BJ Services Co.	94,492
440	Bristow Group Inc.*	16,544
1,273	Cameron International Corp.*	82,198
316	CARBO Ceramics, Inc.	13,730
466	Compagnie General de Geophysique-Veritas (ADR) (France)	19,381
784	FMC Technologies, Inc.*	55,570
1,263	Global Industries Ltd.*	26,220
1,357	Grant Prideco, Inc.*	69,940
10,494	Halliburton Co.	333,394
1,043	Hanover Compressor Co.*	22,560
1,060	Helix Energy Solutions Group Inc.*	40,556
319	Hydril Co.*	30,886
376	Lone Star Technologies, Inc.*	24,970
1,766	National Oilwell-Varco, Inc.*	149,845
648	Oceaneering International, Inc.*	30,806
562	Oil States International Inc.*	19,069
12,063	Schlumberger Ltd. (Netherlands Antilles)	890,611
251	SEACOR Holdings, Inc.*	23,915
2,172	Smith International, Inc.	113,900
1,077	Superior Energy Services, Inc.*	39,127
886	TETRA Technologies, Inc.*	23,470
332	Universal Compression Holdings, Inc.*	22,101
3,556	Weatherford International Ltd. (Bermuda)*	186,654
389	W-H Energy Services Inc.*	21,049
		2,632,192
	Other Consumer Services (0.6%)
1,530	Apollo Group, Inc. (Class A)*	72,369
724	Autobytel Inc.*	2,512
1,211	Career Education Corp.*	35,773

215	Central Parking Corp.	4,812
1,045	Corinthian Colleges, Inc.*	14,452
986	DeVry, Inc.*	32,528
10,803	eBay, Inc.*	366,654
3,031	Expedia, Inc.*	71,592
678	First Marblehead Corp. (The)	24,578
3,248	H.&R. Block, Inc.	73,437
331	HealthExtras, Inc.*	10,244
519	ITT Educational Services, Inc.*	50,452
1,033	MoneyGram International, Inc.	29,368
2,509	Move Inc.*	11,642
200	Nutri/System Inc.*	12,400
339	Pre-Paid Legal Services, Inc.*	19,340
396	Priceline.com Inc.	22,033
107	Renaissance Learning, Inc.	1,305
621	Rollins, Inc.	14,326
3,499	Service Corp. International	42,513
3,375	ServiceMaster Co. (The)	51,941
758	Sotheby’s Holdings, Inc. (Class A)*	39,128
1,945	Stewart Enterprises, Inc. (Class A)	14,626
199	Strayer Education, Inc.	24,744
79	Travel Centers of America	3,497
531	Weight Watchers International, Inc.	25,483
		1,071,749
	Other Consumer Specialties (0.1%)
1,551	Fortune Brands, Inc.	124,235
690	Fossil, Inc.*	19,437
518	Matthews International Corp. (Class A)	21,839
335	RC2 Corp.*	13,353
449	Russ Berrie & Co., Inc.	6,748
		185,612
	Other Metals/Minerals (0.1%)
2,043	Hecla Mining Co.*	17,999
875	Olin Corp.	14,998
793	Southern Copper Corp.	63,678
102	Titanium Metals Corp.	3,522
1,385	USEC Inc.	27,935
		128,132
	Other Transportation (0.0%)
1,348	Laidlaw International Inc.	46,169

	Packaged Software (2.8%)
6,151	Adobe Systems, Inc.*	255,636
415	ANSYS, Inc.*	21,248
2,366	Autodesk, Inc.*	97,645
2,365	BMC Software, Inc.*	76,555
4,783	CA Inc.	130,385
4,744	Compuware Corp.*	46,823
925	Fair Isaac Corp.	33,032
1,422	Informatica Corp.*	20,932
3,266	Intuit Inc.*	92,918
796	Macrovision Corp.*	19,319
745	Magma Design Automation, Inc.*	10,229
611	Manhattan Associates, Inc.*	17,670
1,860	McAfee Inc.*	60,431
92,821	Microsoft Corp.	2,779,061
1,073	NAVTEQ Corp.*	37,941
4,900	Novell, Inc.*	35,770
1,827	Nuance Communications Inc.*	28,154
41,903	Oracle Corp.*	787,776
1,538	Parametric Technology Corp.*	27,330
919	Quest Software, Inc.*	15,632
1,919	Red Hat, Inc.*	40,568
1,048	Salesforce.com Inc.*	44,016
1,287	Sybase, Inc.*	31,133
10,673	Symantec Corp.*	187,845
2,746	TIBCO Software, Inc.*	25,044
451	Transaction Systems Architects, Inc. (Class A)*	14,310

198	Ulticom, Inc.	1,693
		4,939,096
	Personnel Services (0.2%)
390	AMN Healthcare Services, Inc.*	9,497
380	CDI Corp.	11,256
485	Gentiva Health Services, Inc.*	9,079
405	Kelly Services, Inc. (Class A)	11,624
732	Korn/Ferry International*	17,253
785	Labor Ready, Inc.*	17,035
944	Manpower, Inc.	75,756
1,301	Monster Worldwide, Inc.*	54,707
1,630	MPS Group, Inc.*	22,315
584	Resources Connection Inc.*	17,619
1,856	Robert Half International, Inc.	61,805
1,163	Spherion Corp.*	9,944
		317,890
	Pharmaceuticals: Generic Drugs (0.1%)
320	Abraxis Bioscience Inc.*	8,803
667	Alpharma Inc. (Class A)	16,208
1,095	Barr Pharmaceuticals Inc.*	52,954
2,479	Mylan Laboratories, Inc.	54,364
706	Par Pharmaceutical Cos Inc.*	19,013
1,312	Valeant Pharmaceuticals International	23,642
1,362	Watson Pharmaceuticals, Inc.*	37,183
		212,167
	Pharmaceuticals: Major (4.8%)
15,739	Abbott Laboratories	891,142
19,991	Bristol-Myers Squibb Co.	576,940
9,892	Eli Lilly & Co.	584,914
30,420	Johnson & Johnson	1,953,572
22,539	Merck & Co., Inc.	1,159,406
74,962	Pfizer, Inc.	1,983,495
15,090	Schering-Plough Corp.	478,806
13,649	Wyeth	757,520
		8,385,795
	Pharmaceuticals: Other (0.4%)
1,543	Allergan, Inc.*	187,012
713	AtheroGenics, Inc.	2,389
165	Cell Therapeutics Inc.	916
767	Columbia Laboratories, Inc.*	1,879
1,360	Endo Pharmaceuticals Holdings, Inc.*	42,078
3,334	Forest Laboratories, Inc.*	177,402
620	Inspire Pharmaceuticals, Inc.*	4,743
330	Inverness Medical Innovations, Inc.*	13,217
2,767	King Pharmaceuticals, Inc.*	56,585
721	KV Pharmaceutical Co. (Class A)*	18,753
780	Medicis Pharmaceutical Corp. (Class A)	23,712
1,078	Perrigo Co.	20,482
554	POZEN Inc.*	8,072
631	Salix Pharmaceuticals, Ltd.*	8,216
680	Sciele Pharma, Inc.*	16,810
1,198	Sepracor, Inc.*	64,309
314	United Therapeutics Corp.*	17,556
		664,131
	Precious Metals (0.3%)
3,927	Coeur D’Alene Mines Corp.*	16,061
3,270	Freeport-McMoRan Copper & Gold, Inc. (Class B)	219,613
2,308	Goldcorp Inc. (Canada)	56,177
1,203	Meridian Gold Inc. (Canada)*	30,376
4,246	Newmont Mining Corp.	177,058
718	Stillwater Mining Co.*	11,057
		510,342
	Property - Casualty Insurers (1.9%)
463	21st Century Insurance Group	9,635
3,327	ACE Ltd. (Cayman Islands)	197,823
715	Alfa Corp.	12,827
91	Alleghany Corp.*	32,481
6,551	Allstate Corp. (The)	408,258

859	American Financial Group, Inc.	30,297
418	Arch Capital Group Ltd.*	30,439
1,773	Berkley (W.R.) Corp.	57,605
9	Berkshire Hathaway, Inc. (Class A)*	982,800
4,213	Chubb Corp. (The)	226,786
1,611	Cincinnati Financial Corp.	72,882
876	Commerce Group, Inc. (The)	28,566
848	Endurance Specialty Holdings Ltd. (Bermuda)	31,732
456	Erie Indemnity Co. (Class A)	23,963
722	Everest Re Group, Ltd. (ADR) (Bermuda)	72,662
709	Hanover Insurance Group	32,586
221	Harleysville Group, Inc.	6,749
400	Infinity Property & Casualty Corp.	18,604
378	Mercury General Corp.	20,469
164	Midland Co. (The)	7,198
1,189	Montpelier Re Holdings Ltd.	21,711
226	Odyssey Re Holdings Corp.	9,469
890	Ohio Casualty Corp.	28,160
2,328	Old Republic International Corp.	49,517
621	Philadelphia Consolidated Holding Corp.*	26,951
700	Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)	23,954
612	PMA Capital Corp. (Class A)*	5,734
7,401	Progressive Corp. (The)	170,741
691	RenaissanceRe Holdings Ltd. (ADR) (Bermuda)	37,418
364	RLI Corp.	20,271
714	Selective Insurance Group, Inc.	18,621
200	State Auto Financial Corp.	6,010
363	Transatlantic Holdings, Inc.	25,225
7,084	Travelers Companies, Inc. (The)	383,244
92	White Mountains Insurance Group, Ltd. (Bermuda)	52,716
1,828	XL Capital Ltd. (Class A) (Cayman Islands)	142,547
		3,326,651
	Publishing: Books/Magazines (0.0%)
635	John Wiley & Sons, Inc. (Class A)	23,781
570	Meredith Corp.	33,014
2,680	PRIMEDIA Inc.*	6,700
484	Scholastic Corp.*	14,941
		78,436
	Publishing: Newspapers (0.3%)
1,405	Belo Corp. (Series A)	27,074
652	Dow Jones & Co., Inc.	23,687
2,433	Gannett Co., Inc.	138,827
724	Journal Register Co.	4,250
585	Lee Enterprises, Inc.	15,315
807	McClatchy Co. (The) (Class A)	23,322
381	Media General, Inc. (Class A)	13,998
1,905	New York Times Co. (The) (Class A)	44,577
976	Scripps (E.W.) Co. (Class A)	42,261
753	Sun-Times Media Group Inc.	4,593
1,588	Tribune Co.	52,086
85	Triple Crown Media, Inc.	755
68	Washington Post Co. (The) (Class B)	50,592
		441,337
	Pulp & Paper (0.2%)
798	Bowater, Inc.	17,468
616	Glatfelter (P.H.) Co.	9,209
5,017	International Paper Co.	189,241
1,973	MeadWestvaco Corp.	65,819
271	Neenah Paper Inc.	10,352
549	Potlatch Corp.	23,821
288	Schweitzer-Mauduit International, Inc.	7,906
581	Wausau Paper Corp.	7,820
		331,636
	Railroads (0.6%)
3,731	Burlington Northern Santa Fe Corp.	326,612
4,473	CSX Corp.	193,099
410	Florida East Coast Industries, Inc.	28,909
1,082	Kansas City Southern Industries, Inc.*	40,196

4,218	Norfolk Southern Corp.	224,566
2,737	Union Pacific Corp.	312,702
		1,126,084
	Real Estate Development (0.2%)
1,049	Brookfield Properties Corp. (Canada)	43,082
1,980	CB Richard Ellis Group, Inc. (Class A)*	67,023
803	Forest City Enterprises, Inc. (Class A)	53,648
420	Getty Realty Corp.	12,037
368	Jones Lang LaSalle, Inc.	39,556
848	St. Joe Co. (The)	48,022
144	Tejon Ranch Co.*	7,174
492	W.P. Carey & Co., LLC	16,851
		287,393
	Real Estate Investment Trusts (2.2%)
532	Acadia Realty Trust	14,300
33	Alexander’s, Inc.*	12,672
273	Alexandria Real Estate Equities, Inc.	28,897
937	AMB Property Corp.	57,073
1,580	American Financial Realty Trust	16,748
1,657	Annaly Mortgage Management Inc.	26,363
857	Anthracite Capital, Inc.	9,941
657	Anworth Mortgage Asset Corp.	6,307
1,085	Apartment Investment & Management Co. (Class A)	60,001
2,170	Archstone-Smith Trust	113,079
796	AvalonBay Communities, Inc.	97,319
500	BioMed Realty Trust, Inc.	14,355
1,151	Boston Properties, Inc.	135,312
743	BPP Liquidating Trust*(a)	37
1,169	Brandywine Realty Trust	38,437
570	BRE Properties, Inc. (Class A)	34,223
607	Camden Property Trust	42,278
858	CBL & Associates Properties, Inc.	38,996
656	Colonial Properties Trust	32,544
574	Corporate Office Properties Trust	27,041
643	Cousins Properties, Inc.	21,586
1,422	Crescent Real Estate Equities Co.	29,165
1,122	Developers Diversified Realty Corp.	73,042
1,379	Duke Realty Corp.	59,449
358	EastGroup Properties, Inc.	17,939
393	Entertainment Properties Trust	23,745
828	Equity Inns, Inc.	14,159
263	Equity Lifestyle Properties, Inc.	14,273
649	Equity One, Inc.	18,127
2,980	Equity Residential	138,361
278	Essex Property Trust, Inc.	35,823
583	Federal Realty Investment Trust	52,569
753	FelCor Lodging Trust, Inc.	19,224
620	First Industrial Realty Trust, Inc.	27,150
2,276	Friedman, Billings, Ramsey Group, Inc.	12,632
2,319	General Growth Properties, Inc.	148,068
583	Glimcher Realty Trust	15,747
1,523	Health Care Property Investors, Inc.	53,899
808	Health Care REIT, Inc.	36,554
675	Healthcare Realty Trust, Inc.	22,991
769	Highwoods Properties, Inc.	31,360
419	Home Properties, Inc.	23,338
797	Hospitality Properties Trust	36,287
4,999	Host Hotels & Resorts Inc.	128,174
2,842	HRPT Properties Trust	34,786
1,135	Impac Mortgage Holdings, Inc.	6,299
722	Investors Real Estate Trust	7,617
1,290	iStar Financial Inc.	61,817
357	Kilroy Realty Corp.	27,107
2,225	Kimco Realty Corp.	106,956
600	KKR Financial Corp.	16,026
200	LaSalle Hotel Properties	9,286
686	Lexington Corporate Properties Trust	14,331
996	Liberty Property Trust	48,196

703	Macerich Co. (The)	66,869
687	Mack-Cali Realty Corp.	33,642
597	Maguire Properties, Inc.	21,510
381	Mid-America Apartment Communities, Inc.	20,555
522	National Health Investors, Inc.	17,706
895	National Retail Properties Inc.	21,435
969	Nationwide Health Properties, Inc.	31,066
617	New Century Financial Corp.	549
496	Novastar Financial, Inc.	3,651
202	Parkway Properties, Inc.	10,706
541	Pennsylvania Real Estate Investment Trust	25,135
1,991	Plum Creek Timber Co., Inc.	79,043
585	Post Properties, Inc.	27,419
2,481	ProLogis	160,769
264	PS Business Parks, Inc. (Class A)	18,190
1,391	Public Storage, Inc.	129,808
486	RAIT Investment Trust	13,681
962	Rayonier Inc.	41,722
1,201	Realty Income Corp.	33,508
375	Redwood Trust, Inc.	18,829
691	Regency Centers Corp.	56,938
134	Saul Centers, Inc.	6,957
963	Senior Housing Properties Trust	21,985
2,259	Simon Property Group, Inc.	260,418
529	SL Green Realty Corp.	74,536
261	Sovran Self Storage, Inc.	14,423
359	Sun Communities, Inc.	10,684
500	Sunstone Hotel Investors, Inc.	14,260
404	Tanger Factory Outlet Centers, Inc.	16,378
712	Taubman Centers, Inc.	39,908
1,270	Thornburg Mortgage Asset Corp.	35,306
1,522	United Dominion Realty Trust, Inc.	45,721
1,224	Ventas, Inc.	51,604
1,357	Vornado Realty Trust	160,981
686	Washington Real Estate Investment Trust	25,972
992	Weingarten Realty Investors	47,477
		3,851,347
	Recreational Products (0.4%)
3,129	Activision, Inc.*	62,580
426	Arctic Cat, Inc.	7,583
225	Atari, Inc.	837
1,200	Brunswick Corp.	39,312
1,069	Callaway Golf Co.	19,199
3,105	Electronic Arts Inc.*	156,523
1,853	Hasbro, Inc.	58,573
529	K2 Inc.*	7,983
594	Leapfrog Enterprises, Inc. (Class A)*	6,510
755	Marvel Entertainment, Inc.*	22,295
4,122	Mattel, Inc.	116,653
635	Polaris Industries Inc.	32,087
964	Scientific Games Corp. (Class A)*	32,092
1,186	Take-Two Interactive Software, Inc.*	22,736
559	Thor Industries, Inc.	22,265
964	THQ, Inc.*	32,169
549	Winnebago Industries, Inc.	17,601
334	WMS Industries, Inc.*	13,313
		670,311
	Regional Banks (1.3%)
162	1st Source Corp.	4,008
191	Alabama National BanCorporation	11,960
450	Amcore Financial, Inc.	12,875
1,371	Associated Banc-Corp.	44,393
120	BancFirst Corp.	5,137
1,033	BancorpSouth, Inc.	25,381
617	Bank of Hawaii Corp.	32,639
376	BOK Financial Corp.	19,300
444	Boston Private Financial Holdings, Inc.	12,348
322	Capital City Bank Group, Inc.	9,599

612	Cathay General Bancorp, Inc.	20,067
313	Central Pacific Financial Corp.	10,755
507	Chemical Financial Corp.	13,552
759	Chittenden Corp.	22,057
1,314	Citizens Banking Corp.	26,293
325	City Holding Co.	12,340
513	City National Corp.	37,562
1,737	Colonial BancGroup, Inc. (The)	41,792
1,829	Commerce Bancorp, Inc.	61,162
773	Commerce Bancshares, Inc.	36,594
506	Community Bank System, Inc.	10,373
1,319	Compass Bancshares, Inc.	89,929
546	Corus Bankshares, Inc.	9,178
690	Cullen/Frost Bankers, Inc.	35,307
1,182	CVB Financial Corp.	14,030
762	East West Bancorp, Inc.	30,373
902	F.N.B. Corp.	15,136
4,815	Fifth Third Bancorp	195,441
1,225	First Bancorp (Puerto Rico)	15,362
627	First Charter Corp.	13,756
94	First Citizens BancShares, Inc. (Class A)	19,073
1,118	First Commonwealth Financial Corp.	12,443
309	First Community Bancorp	16,952
803	First Financial Bancorp	11,965
216	First Financial Bankshares, Inc.	8,359
264	First Financial Corp. (Indiana)	7,529
1,373	First Horizon National Corp.	53,835
361	First Merchants Corp.	7,787
774	First Midwest Bancorp, Inc.	27,818
426	First Republic Bank	23,047
1,123	FirstMerit Corp.	23,448
509	Flagstar Bancorp	6,006
697	Frontier Financial Corp.	17,320
2,198	Fulton Financial Corp.	32,355
882	Glacier Bancorp, Inc.	18,945
825	Greater Bay Bancorp	21,277
394	Hancock Holding Co.	15,413
537	Harleysville National Corp.	9,065
285	Independent Bank Corp.- Massachusetts	8,465
683	International Bancshares Corp.	19,636
291	Irwin Financial Corp.	4,665
795	M&T Bank Corp.	88,515
2,071	Marshall & Ilsley Corp.	99,449
457	Mid-State Bancshares	16,891
348	Midwest Banc Holdings, Inc.	5,871
696	National Penn Bancshares, Inc.	12,904
536	NBT Bancorp, Inc.	11,765
2,073	Northern Trust Corp.	130,495
992	Old National Bancorp	17,737
416	Oriental Financial Group, Inc.	4,813
619	Pacific Capital Bancorp	16,670
190	Park National Corp.	16,866
370	Prosperity Bancshares, Inc.	12,835
543	Provident Bankshares Corp.	17,398
528	R&G Financial Corp. (Class B) (Puerto Rico)	2,223
380	S & T Bancorp, Inc.	12,373
283	Sandy Spring Bancorp, Inc.	9,130
94	Santander BanCorp. (Puerto Rico)	1,662
1,333	Sky Financial Group, Inc.	36,324
1,143	South Financial Group, Inc. (The)	25,866
366	Sterling Bancorp	6,335
1,294	Sterling Bancshares, Inc.	14,790
516	Sterling Financial Corp.	8,591
215	Suffolk Bancorp	6,764
776	Susquehanna Bancshares, Inc.	17,289
509	SVB Financial Group*	26,071
2,778	Synovus Financial Corp.	87,674
1,529	TCF Financial Corp.	41,405

1,283	Trustco Bank Corp. of New York	11,765
597	Trustmark Corp.	15,886
1,309	UCBH Holdings, Inc.	23,510
540	UMB Financial Corp.	21,125
704	Umpqua Holdings Corp.	17,558
591	United Bankshares, Inc.	19,799
625	United Community Banks, Inc.	18,475
1,466	Valley National Bancorp	37,192
391	WesBanco, Inc.	11,468
456	Westamerica Bancorporation	21,354
881	Whitney Holding Corp.	27,108
800	Wilmington Trust Corp.	32,368
364	Wintrust Financial Corp.	15,645
1,084	Zions Bancorporation	88,671
		2,364,732
	Restaurants (0.9%)
1,164	Applebee’s International, Inc.	31,638
580	Bob Evans Farms, Inc.	21,286
1,563	Brinker International, Inc.	48,609
390	CBRL Group, Inc.	17,386
419	CEC Entertainment, Inc.*	17,460
1,139	Cheesecake Factory, Inc. (The)*	31,436
1,124	CKE Restaurants, Inc.*	22,828
1,501	Darden Restaurants, Inc.	62,261
195	IHOP Corp.	11,489
503	Jack in the Box Inc.*	33,510
1,124	Krispy Kreme Doughnuts, Inc.*	10,937
287	Landry’s Restaurants, Inc.	8,524
13,055	McDonald’s Corp.	630,295
1,021	OSI Restaurant Partners, Inc.	40,646
397	P.F. Chang’s China Bistro, Inc.*	15,185
419	Panera Bread Co. (Class A)*	23,334
396	Papa John’s International, Inc.*	12,161
557	RARE Hospitality International, Inc.*	16,220
297	Red Robin Gourmet Burgers Inc.*	11,761
900	Ruby Tuesday, Inc.	24,084
1,272	Sonic Corp.*	28,544
7,862	Starbucks Corp.*	243,879
528	The Steak n Shake Co.*	8,538
1,731	Tim Hortons, Inc. (Canada)	54,578
545	Triarc Companies, Inc. (Class B)	8,867
1,331	Wendy’s International, Inc.	50,179
2,797	Yum! Brands, Inc.	173,022
		1,658,657
	Savings Banks (0.6%)
355	Anchor Bancorp Wisconsin, Inc.	9,557
1,111	Astoria Financial Corp.	29,508
738	Bank Mutual Corp.	8,701
763	BankAtlantic Bancorp, Inc. (Class A)	7,355
578	BankUnited Financial Corp.	12,514
1,013	Brookline Bancorp, Inc.	12,075
376	Capitol Federal Financial	14,521
70	Charter Financial Corp.	3,570
828	Dime Community Bancshares	11,021
252	Downey Financial Corp.	16,871
1,477	First Niagara Financial Group, Inc.	20,087
270	Firstfed Financial Corp.*	16,600
5,495	Hudson City Bancorp, Inc.	73,193
480	MAF Bancorp, Inc.	19,272
470	MB Financial, Inc.	15,787
984	Net.B@nk, Inc.	1,909
2,756	New York Community Bancorp, Inc.	48,120
1,538	Newalliance Bancshares Inc.	24,008
221	Northwest Bancorp, Inc.	6,024
1,747	People’s United Financial Inc.	34,787
263	PFF Bancorp, Inc.	7,401
589	Provident Financial Services, Inc.	10,095
4,026	Sovereign Bancorp, Inc.	97,711

475	Sterling Financial Corp.*	14,003
2,077	W. Holding Co., Inc. (Puerto Rico)	10,053
1,268	Washington Federal, Inc.	30,064
10,149	Washington Mutual, Inc.	426,055
716	Webster Financial Corp.	31,826
		1,012,688
	Semiconductors (2.1%)
487	Actel Corp.*	7,130
4,792	Advanced Micro Devices, Inc.*	66,225
3,894	Altera Corp.*	87,771
584	Amis Holdings, Inc.*	6,774
3,753	Analog Devices, Inc.	144,941
5,796	Atmel Corp.*	30,835
4,474	Broadcom Corp. (Class A)*	145,629
1,550	Cirrus Logic, Inc.*	12,834
6,150	Conexant Systems, Inc.*	9,533
1,817	Cypress Semiconductor Corp.*	41,464
564	DSP Group, Inc.*	10,417
755	ESS Technology, Inc.*	936
788	Exar Corp.*	10,622
1,613	Fairchild Semiconductor Corp. (Class A)*	28,389
617	Genesis Microchip, Inc.*	5,294
2,383	Integrated Device Technology, Inc.*	35,697
546	Integrated Silicon Solution, Inc.*	3,090
59,504	Intel Corp.	1,279,336
858	International Rectifier Corp.*	30,270
1,563	Intersil Corp. (Class A)	46,562
1,619	Lattice Semiconductor Corp.*	8,840
3,142	Linear Technology Corp.	117,574
9,668	LSI Logic Corp.*	82,178
4,822	Marvell Technology Group, Ltd. (Bermuda)*	77,779
3,281	Maxim Integrated Products, Inc.	104,073
1,255	Micrel, Inc.*	15,750
2,300	Microchip Technology Inc.	92,782
7,354	Micron Technology, Inc.*	84,350
910	Microsemi Corp.*	21,030
2,022	Mindspeed Technologies Inc.*	4,550
3,452	National Semiconductor Corp.	90,788
3,528	NVIDIA Corp.*	116,036
1,666	ON Semiconductor Corp.*	17,843
871	Pixelworks, Inc.*	1,324
2,735	PMC - Sierra, Inc.*	21,142
1,278	Rambus Inc.*	25,317
2,359	RF Micro Devices, Inc.*	14,744
884	Semtech Corp.*	12,747
655	Sigmatel Corp.*	2,522
1,378	Silicon Image, Inc.*	12,071
564	Silicon Laboratories Inc.*	18,505
1,753	Silicon Storage Technology, Inc.*	7,222
2,406	Skyworks Solutions, Inc.*	16,577
328	Standard Microsystems Corp.*	10,516
15,939	Texas Instruments Inc.	547,823
2,640	Transmeta Corp.*	1,326
2,157	TriQuint Semiconductor, Inc.*	11,152
5,450	Vitesse Semiconductor Corp.*	6,377
3,514	Xilinx, Inc.	103,593
793	Zoran Corp.*	15,749
		3,666,029
	Services to the Health Industry (0.6%)
262	Advisory Board Co. (The)*	12,440
621	Albany Molecular Research, Inc.*	5,968
809	Cerner Corp.*	43,071
691	Covance, Inc.	41,806
789	Dendrite International, Inc.*	12,545
890	Eclipsys Corp.*	16,679
3,213	Emdeon Corp.*	51,858
964	eResearch Technology, Inc.*	8,358
1,297	Express Scripts, Inc.*	123,928

2,044	IMS Health Inc.	59,951
1,274	Laboratory Corp. of America Holdings*	100,570
3,086	Medco Health Solutions, Inc.*	240,770
825	Odyssey Healthcare, Inc.*	11,006
1,250	Omnicare, Inc.	41,463
501	PAREXEL International Corp.*	19,679
1,133	Pharmaceutical Product Development, Inc.	40,867
1,635	Quest Diagnostics Inc.	79,935
549	Stericycle, Inc.*	47,840
374	Verso Technologies Inc.	344
306	VistaCare, Inc. (Class A)*	2,818
		961,896
	Specialty Insurance (0.4%)
1,077	Ambac Financial Group, Inc.	98,869
1,111	Assurant, Inc.	63,916
256	CNA Surety Corp.*	5,284
2,261	Fidelity National Financial, Inc. (Class A)	57,633
1,021	First American Financial Corp.	52,582
191	LandAmerica Financial Group, Inc.	15,347
98	Markel Corp.*	44,973
1,420	MBIA Inc.	98,775
895	MGIC Investment Corp.	55,141
986	PMI Group, Inc. (The)	47,791
482	Proassurance Corp.*	25,951
873	Radian Group, Inc.	50,730
349	Stewart Information Services Corp.	14,037
279	Triad Guaranty, Inc.*	12,335
		643,364
	Specialty Stores (0.7%)
376	AC Moore Arts & Crafts, Inc.*	7,719
1,246	Advance Auto Parts, Inc.*	51,335
249	Asbury Automotive Group Inc.*	7,164
1,623	AutoNation, Inc.*	33,174
605	AutoZone, Inc.*	80,489
772	Barnes & Noble, Inc.	30,517
2,887	Bed Bath & Beyond Inc.*	117,616
685	Bombay Co., Inc. (The)*	603
1,047	Borders Group, Inc.	22,102
2,402	CarMax Inc.*	59,858
1,172	Claire’s Stores, Inc.	38,172
445	Cost Plus, Inc.*	4,339
1,037	CSK Auto Corp.*	17,380
401	Dick’s Sporting Goods, Inc.*	22,492
295	Group 1 Automotive, Inc.*	12,095
413	Guitar Center, Inc.*	19,122
428	Haverty Furniture Companies, Inc.	5,461
675	Hibbett Sporting Goods, Inc.*	19,676
450	Jo-Ann Stores, Inc.*	13,478
2,944	Office Depot, Inc.*	98,977
844	OfficeMax Inc.	41,542
1,360	O’Reilly Automotive, Inc.*	48,416
1,052	Pep Boys-Manny Moe & Jack	19,620
1,574	PetSmart, Inc.	52,241
1,279	Pier 1 Imports, Inc.	9,656
635	Regis Corp.	24,276
295	Sharper Image Corp.*	3,331
673	Sonic Automotive, Inc.	19,241
7,483	Staples, Inc.	185,578
1,555	Tiffany & Co.	74,158
466	Tractor Supply Co.*	24,111
457	Tuesday Morning Corp.	6,380
694	United Auto Group, Inc.	14,074
388	West Marine, Inc.*	5,704
1,150	Williams-Sonoma, Inc.*	40,503
581	Zale Corp.*	16,216
		1,246,816
	Specialty Telecommunications (0.4%)
4,307	American Tower Corp. (Class A)*	163,666

1,152	CenturyTel, Inc.	53,050
3,950	Citizens Communications Co.	61,502
4,303	Covad Communications Group, Inc.*	4,002
2,309	Crown Castle International Corp.*	79,291
1,093	General Communication, Inc. (Class A)*	15,553
939	MasTec, Inc.*	10,770
1,056	Premiere Global Services Inc.*	12,852
15,756	Qwest Communications International, Inc.*	139,913
284	SureWest Communications	7,191
957	Time Warner Telecom Inc. (Class A)*	19,619
2,446	VIRGIN MEDIA INC	61,713
4,534	Windstream Corp.	66,287
		695,409
	Steel (0.4%)
1,410	AK Steel Holding Corp.*	43,033
959	Allegheny Technologies, Inc.	105,087
250	Carpenter Technology Corp.	30,343
554	Chaparral Steel Co.	39,057
632	Cleveland-Cliffs, Inc.	43,791
2,894	Nucor Corp.	183,653
454	Quanex Corp.	19,536
808	Reliance Steel & Aluminum Co.	47,995
319	Schnitzer Steel Industries, Inc.	16,559
1,162	Steel Dynamics, Inc.	51,488
1,113	United States Steel Corp.	113,014
1,167	Worthington Industries, Inc.	25,966
		719,522
	Telecommunication Equipment (1.3%)
1,472	ADC Telecommunications, Inc.*	27,085
833	ADTRAN, Inc.	21,200
2,386	Andrew Corp.*	26,055
1,462	Arris Group, Inc.*	21,667
2,392	Avanex Corp.*	4,210
708	C-COR Inc.*	8,723
1,097	CIENA Corp.*	31,989
697	CommScope, Inc.*	32,515
408	Comtech Telecommunications Corp.*	15,443
15,831	Corning, Inc.*	375,511
605	Ditech Networks, Inc.*	5,264
1,229	Garmin Ltd. (Cayman Islands)	71,516
1,180	Harmonic, Inc.*	9,759
1,446	Harris Corp.	74,252
380	Harris Stratex Networks, Inc. (Class B Shares)	7,577
878	InterDigital Communications Corp.*	28,869
488	Inter-Tel, Inc.	12,307
668	Intervoice, Inc.*	4,248
25,483	Motorola, Inc.	441,620
442	Oplink Communications Inc.*	7,324
853	Plantronics, Inc.	21,419
1,058	Polycom, Inc.*	35,231
1,407	Powerwave Technologies, Inc.*	8,766
17,148	QUALCOMM, Inc.	751,082
4,521	Sonus Networks, Inc.*	34,947
3,273	Sycamore Networks, Inc.*	12,012
1,033	Tekelec*	14,813
4,597	Tellabs, Inc.*	48,820
1,454	Terayon Communication Systems, Inc.*	2,515
1,594	Trimble Navigation Ltd.*	45,716
512	ViaSat, Inc.*	17,562
961	Westell Technologies, Inc. (Class A)*	2,547
		2,222,564
	Textiles (0.0%)
328	Albany International Corp. (Class A)	12,562

	Tobacco (1.0%)
21,187	Altria Group, Inc.	1,460,208
906	Loews Corp.- Carolina Group	69,336
1,686	Reynolds American, Inc.	108,342

461	Universal Corp.	28,895
1,746	UST, Inc.	98,963
376	Vector Group Ltd.	6,862
		1,772,606
	Tools/Hardware (0.1%)
776	Black & Decker Corp.	70,399
739	Briggs & Stratton Corp.	21,926
749	Snap-On, Inc.	40,821
980	Stanley Works (The)	57,114
620	Toro Co. (The)	31,155
		221,415
	Trucking (0.1%)
369	Arkansas Best Corp.	14,539
1,090	Heartland Express, Inc.	18,781
1,607	Hunt (J.B.) Tansport Services, Inc.	43,485
672	Knight Transportation, Inc.	13,084
810	Landstar System, Inc.	39,131
398	Old Dominion Freight Line, Inc.*	11,765
630	Swift Transportation Co., Inc.*	19,706
977	Werner Enterprises, Inc.	18,475
800	YRC Worldwide Inc.	31,832
		210,798
	Trucks/Construction/Farm Machinery (0.8%)
1,265	AGCO Corp.*	52,788
6,863	Caterpillar Inc.	498,391
808	Cummins Inc.	74,465
2,405	Deere & Co.	263,107
919	Federal Signal Corp.	14,511
500	Gardner Denver Inc.*	18,900
1,276	Joy Global Inc.	64,604
752	Manitowoc Co., Inc.	51,309
28	NACCO Industries, Inc. (Class A)	4,463
851	OshKosh Truck Corp.	47,605
2,558	PACCAR, Inc.	214,821
1,128	Terex Corp.*	87,815
918	Trinity Industries, Inc.	42,595
504	Wabash National Corp.	7,842
592	Wabtec Corp.	21,993
		1,465,209
	Water Utilities (0.0%)
1,506	Aqua America Inc.	33,298
331	California Water Service Group	12,866
1,208	Nalco Holding Co.*	32,109
		78,273
	Wholesale Distributors (0.2%)
489	Applied Industries Technologies, Inc.	13,139
1,888	Genuine Parts Co.	93,286
871	Grainger (W.W.), Inc.	71,962
485	Handleman Co.	3,638
657	MSC Industrial Direct Co., Inc. (Class A)	32,022
774	Pool Corp.	31,061
366	School Specialty, Inc.*	12,071
453	United Stationers, Inc.*	26,963
572	WESCO International, Inc.*	36,133
		320,275
	Wireless Telecommunications (0.2%)
472	Centennial Communications Corp. (Class A)*	3,932
2,070	Dobson Communications Corp. (Class A)*	18,858
200	Leap Wireless Intl Inc.*	15,266
1,431	NII Holdings, Inc.*	109,829
1,156	SBA Communications Corp.*	34,010
1,186	Suncom Wireless Holdings Inc. (Class A)	2,016
1,149	Telephone & Data Systems, Inc.	65,436
301	United States Cellular Corp.*	21,823
		271,170
	TOTAL COMMON STOCKS (Cost $116,131,643)	173,252,967

NUMBER OF
WARRANTS
	WARRANTS (0.0%)
	Aerospace & Defense (0.0%)
237	Raytheon Co. (expire 06/16/11)*	4,259

	Internet Retail (0.0%)
488	Expedia Inc. (expire 02/04/09)*	5,934
488	IAC/InterActiveCorp (expire 02/04/09)*	11,653
		17,587
	TOTAL WARRANTS (Cost $7,460)	21,846

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.5%)
	REPURCHASE AGREEMENT
$2,593	Joint repurchase agreement account 5.22% due 05/01/07 (dated 04/30/07; proceeds $2,593,376) (b) (Cost $2,593,000)		2,593,000

	TOTAL INVESTMENTS (Cost $118,732,103) (c)(d)	100.0%	175,867,813
	LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(82,323)
	NET ASSETS	100.0%	$175,785,490

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is segregated in connection with open futures contracts in the amount of $92,000.
(a)

Securities with total market values equal to $37 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $2,170,325 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $71,951,723 and the aggregate gross unrealized depreciation is $14,816,013, resulting in net unrealized appreciation of $57,135,710.

Item 2. Controls and Procedures.

(a)   The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)   There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s/Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 21, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

June 21, 2007